UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Item 1. Report to Shareholders

Prime Reserve Fund	May 31, 2013

The views and opinions in this report were current as of May 31, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

UPCOMING SHAREHOLDER MEETING

The T. Rowe Price Funds will be holding a shareholder meeting on October 22, 2013. Shareholders will be asked to elect directors and consider changes to certain fundamental policies to permit the funds greater flexibility in managing their investment strategies.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

The Federal Reserve kept short-term interest rates near 0% throughout the year ended May 31, 2013. Like many other money market funds, the T. Rowe Price Prime Reserve Fund continued to offer investors principal stability and liquidity, albeit with yields and total returns barely above 0%.

ECONOMY AND INTEREST RATES

The U.S. economy was resilient in the first quarter of 2013, strengthening after a late 2012 slowdown tied to fiscal policy uncertainty. Despite some tax increases at the beginning of the year and automatic budget cuts that took effect in March after a two-month delay, the economy expanded at a moderate annualized rate of 2.4% during the first quarter. The housing recovery has been gathering steam, and employment growth has been improving, but the national unemployment rate—measured at 7.6% in May—remains elevated. We believe gross domestic product growth is likely to weaken somewhat in the second quarter in response to tighter fiscal policy and slower consumer spending.

To support the recovery, the Fed kept its fed funds target rate in the 0.00% to 0.25% range and has stated that it intends to keep short-term rates very low at least as long as the national unemployment rate remains above 6.5% and inflation is projected to be no more than 2.5% in the next 12 to 24 months. As for its asset purchase plans, the central bank continued to buy $40 billion of agency mortgage-backed securities every month—a plan that started in September 2012. In addition, at the beginning of 2013, the Fed started purchasing $45 billion worth of Treasury securities every month. The central bank has asserted that it will continue such purchases (although not necessarily at these current rates) until the labor market outlook improves substantially. With the economy sustaining moderate growth and the Fed’s labor market outlook having improved, we believe the scaling back of asset purchases will begin in the second half of 2013.

What Rising Rates Mean for Bonds

After benefiting from a prolonged period of falling interest rates, many bond investors are concerned that a new era of rising rates may soon be at hand. Whether this is so is far from certain—rates may stay low for some time to come. Nevertheless, investors should be aware of the risks of investing in bonds, including the risk that interest rates will increase and weigh on bond prices.

Importantly, investors also need to understand that not all bonds or bond funds respond uniformly in such an environment. In particular, the duration of a bond or bond fund, which is tied in part to its maturity, provides important clues about how the asset will perform when rates change. Also, some bond sectors and bonds of varying quality are better insulated from rate changes and may even perform well as rates rise.

A bond fund's weighted average effective duration (shown in the Portfolio Characteristics table) is the most precise indicator of how the fund will respond to rising rates. If a bond fund has a duration of 5.3 years, for example, the fund's net asset value (NAV) would be expected to fall about 5.3% in value for every one-percentage-point rise in rates. Even this is only part of the picture, however—rising rates will also generally mean higher dividends per share as the fund invests in new, higher-yielding bonds. As a result, the fund's total return (change in NAV plus dividend income) is unlikely to fall as steeply as the duration indicates.

Generally, bond funds with a shorter weighted average maturity—in other words, those whose holdings are coming due sooner—have lower durations and should fare better than funds with longer average maturities when rates rise. This is because investors in the bonds will not be locked into lower yields, or coupon payments, for long. When shareholders are returned their principal, they can reinvest at a higher yield. Indeed, for investors in a bond fund with a low duration and weighted average maturity, higher rates can mean an increase in income potential.

Some bond sectors (broken out in the Security Diversification exhibit) offer an added degree of protection from rising rates. Floating rate bonds invest in bank loans, where the interest rate on the loan is periodically reset, meaning that investors face very little interest rate risk. However, the bank debt usually has a credit profile that is below investment quality, which means these bonds have greater exposure to default risk. Mortgage-backed securities typically fare better than other bonds of similar maturity when rates rise modestly, as fewer homeowners will refinance and pay off their loans early. The government has lately taken steps to encourage refinancing, however, which may cause some borrowers to pay off their loans even as rates rise.

In addition, lower-quality bonds with a price that is highly sensitive to the issuer's credit rating (shown in the Quality Diversification exhibit) may perform better as rates increase. Rising rates often accompany a strengthening economy, which can lead to credit upgrades for lower-rated issuers. Also, the higher yields offered by lower-quality bonds provide an additional cushion to total return if bond prices fall as interest rates increase. However, lower-quality bonds are generally exposed to greater credit risk than other bonds because the securities carry a higher risk of default.

PERFORMANCE COMPARISON

Your fund returned 0.01% in the 6- and 12-month periods ended May 31, 2013. As shown in the Performance Comparison table, the fund matched its peer group index in both periods. Like many of its peers, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund in an effort to maintain a 0% or positive net yield.

While short-term performance comparisons in this near 0% interest rate environment are difficult, the fund’s 1- and 10-year returns have been competitive and have placed it in the top quartile of all taxable money funds. Based on cumulative total return, Lipper ranked the Prime Reserve Fund 56 of 232, 73 of 218, 53 of 210, and 41 of 178 money market funds for the 1-, 3-, 5-, and 10-year periods ended May 31, 2013, respectively. (Results will vary for other time periods. Past performance cannot guarantee future results.)

PORTFOLIO REVIEW

Continued demand for the safety and liquidity of high-quality U.S. Treasury securities, coupled with the ongoing Federal Reserve purchases of Treasuries as part of its ongoing “quantitative easing” efforts, has sustained downward pressure on short-term Treasury interest rates. When we consider the various sources of demand for a finite resource such as U.S. Treasury bills—including money funds and other liquidity-seeking investors, banks, corporate cash managers, foreign central banks, and the Fed—it is surprising that T-bills, which are anchored by the Fed’s zero interest rate monetary policy, produce any yield at all. Indeed, during peaks in market demand, including month-end and quarter-end, some short-dated T-bills had 0% or negative yields.

T-bill supply is down somewhat over the past six months. Federal tax receipts posted to the Treasury have run above expectations, changing the Treasury’s funding needs. Most of the adjustment in funding, at least in the near term, comes at the expense of T-bill issuance. Moreover, the government-supported mortgage agencies Fannie Mae and Freddie Mac have recently announced that they will be making sizable reimbursements to the Treasury in late June, which should reduce the Treasury’s need for short-term funding.

Strong demand and cutbacks in supply have expressed themselves in the low yields we see in the short-term Treasury market. One-month bills averaged a yield of 0.042% during the past six months, falling as low as 0.00% in December and ending the period at 0.0152%. Three-month bills fared about the same, averaging a yield of 0.063% during the period, falling to 0.02% in December, and ending the period around 0.03%. One-year bill yields averaged 0.13% for the past six months, ending the period at 0.096%.

The demand for Treasury securities also manifests itself in the repo markets. The fund routinely invests in repurchase agreements that are collateralized either by Treasury bills and Treasury bonds or agency-guaranteed mortgage-backed securities. As demand for either Treasury- or agency-backed collateral builds, we see repo rates pushed lower. For much of the past six months, overnight and seven-day Treasury-collateralized repo yields averaged in the mid- to high-single digits. However, with other parts of the Treasury markets, 0.00% yields have not been unusual around month- and quarter-end periods.

The yield pressures we see in the Treasury and repo markets cascades into other short-term markets that offer liquidity. Agency discount notes trade as near-Treasury substitutes, with yields about two to five basis points higher depending on maturity. (One hundred basis points equal one percentage point.) Short-dated commercial paper and overnight time deposits likewise are heavily influenced by the demands of liquidity-seeking investors, with overnight and seven-day maturities averaging between eight and 15 basis points in yield. Meanwhile, longer-dated commercial paper and time deposits continue to trade at aggressive levels for the same reason—strong demand for high-quality short-term assets amid a slowly diminishing supply.

LIBOR rates, which are a good proxy for bank funding levels, continued to compress. One-month LIBOR rates have ticked steadily lower, ending May at 0.19% versus 0.21% at the end of November. The 90-day LIBOR rate moved lower by four basis points, ending May at 0.27%. Most commercial paper and CDs issued by high-quality banks trade at yield levels lower than these, while high-quality corporations can issue commercial paper at yields that are five to eight basis points lower. It is, indeed, a very good time to be a borrower of short-term cash. Unfortunately, money fund investors are receiving little or no compensation as lenders of short-term cash in the current environment.

Our near-term outlook for the money market is for current conditions to continue largely unchanged. Supply is likely to remain constrained, and demand is not expected to change dramatically. The Federal Reserve has suggested that some tapering of its asset purchase program may be in the offing. A tapering of Fed purchases will likely impact longer-term interest rates but will likely only have a muted effect on money market rates. We could see an easing demand for Treasury collateral, which could help the repo markets and, in turn, could help push other funding markets higher in yield. Longer term, an active reversal in the Fed’s monetary policy—in the form of raising the fed funds target rate or the interest rate it pays banks on overnight excess reserves—will be needed to push money market rates higher. We expect, however, that such a policy change is still well into the future. Therefore, we remain comfortable maintaining a portfolio weighted average maturity near the long end of our permissible range of 60 days.

With yield differentials disappearing among competing investment options, relative value decisions and diversification become more important than ever. For that reason, we are continuing to target only the highest-quality investments and prefer nonfinancial companies that are raising money for working capital or other credit-positive needs. Municipal obligations also continued to represent a substantial portion of fund assets.

OUTLOOK

Given the unresolved eurozone sovereign debt crisis and low domestic inflation, our view is that the Fed is likely to leave its 0% interest rate policy in place for the time being. This, unfortunately, means that money market yields and returns are likely to remain very low for some time. In any event, our focus remains on principal stability, quality, and liquidity.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

June 20, 2013

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded, or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Fed funds target rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Year Ended 5/31/13	5/31/12	5/31/11	5/31/10	5/31/09
NET ASSET VALUE					
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities					
Net investment income(1)	–(2)(3)	–(2)(3)	–(2)(3)	–(2)(4)	0.02
Net realized and unrealized gain / loss	–(2)	–(2)	–(2)	–(2)	–(2)
Total from investment activities	–(2)	–(2)	–(2)	–(2)	0.02
Distributions					
Net investment income	–(2)	–(2)	–(2)	–(2)	(0.02)
NET ASSET VALUE					
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

Total return(5)	**0.01%(3)**	**0.01%(3)**	**0.01%(3)**	**0.01%(4)**	**1.47%**
Ratio of total expenses to average net assets	0.24%(3)	0.26%(3)	0.35%(3)	0.45%(4)	0.62%
Ratio of net investment income to average net assets	0.01%(3)	0.01%(3)	0.01%(3)	0.02%(4)	1.44%
Net assets, end of period (in millions)	$ 5,857	$ 5,593	$ 5,435	$ 5,767	$ 6,492

(1) Per share amounts calculated using average shares outstanding method.

(2) Amounts round to less than $0.01 per share.

(3) Includes the effect of voluntary management fee waivers of 0.31%, 0.30% and 0.23% of average net assets for the years ended 5/31/13, 5/31/12 and 5/31/11, respectively (see Note 5).

(4) Includes the effect of participation fees related to the Treasury's Temporary Guarantee Program for Money Market Funds (0.02% of average net assets), and voluntary management fee waivers (0.14% of average net assets).

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED COMMERCIAL PAPER 12.9%		
Chariot Funding, 0.25%, 11/1/13 (1)	25,200	25,173
Chariot Funding, 0.30%, 2/21/14 (1)	25,450	25,394
Chariot Funding, 0.32%, 2/3/14 (1)	25,000	24,945
Jupiter Securitization, 0.30%, 2/21/14 (1)	25,170	25,114
Jupiter Securitization, 0.32%, 2/7/14 (1)	25,000	24,944
Market Street Funding, 0.07%, 6/3/13 (1)	4,960	4,960
Market Street Funding, 0.25%, 10/11/13 (1)	13,670	13,657
Market Street Funding, 0.25%, 10/15/13 (1)	27,390	27,364
Market Street Funding, 0.295%, 7/3/13 (1)	26,213	26,206
Old Line Funding, 0.25%, 8/20/13 (1)	27,380	27,365
Old Line Funding, 0.25%, 10/2/13 (1)	26,000	25,978
Old Line Funding, 0.25%, 10/11/13 (1)	21,620	21,600
Straight-A Funding, 0.16%, 6/10/13 (1)	20,000	19,999
Straight-A Funding, 0.165%, 6/6/13 (1)	29,820	29,819
Straight-A Funding, 0.17%, 6/17/13 (1)	25,000	24,998
Straight-A Funding, 0.17%, 6/17/13 (1)	11,050	11,049
Straight-A Funding, 0.17%, 6/17/13 (1)	15,440	15,439
Straight-A Funding, 0.17%, 6/17/13 (1)	13,620	13,619
Straight-A Funding, 0.17%, 6/17/13 (1)	13,800	13,799
Straight-A Funding, 0.17%, 6/17/13 (1)	13,810	13,809
Straight-A Funding, 0.17%, 6/17/13 (1)	13,820	13,819
Straight-A Funding, 0.17%, 6/18/13 (1)	8,040	8,039
Straight-A Funding, 0.17%, 6/19/13 (1)	27,460	27,458
Straight-A Funding, 0.17%, 6/19/13 (1)	15,800	15,799
Straight-A Funding, 0.17%, 6/19/13 (1)	24,100	24,098
Straight-A Funding, 0.18%, 6/3/13 (1)	13,000	13,000
Straight-A Funding, 0.18%, 6/3/13 (1)	20,500	20,500
Straight-A Funding, 0.18%, 6/6/13 (1)	5,500	5,500
Straight-A Funding, 0.18%, 6/7/13 (1)	15,863	15,863

Straight-A Funding, 0.18%, 6/7/13 (1)	40,596	40,595
Straight-A Funding, 0.18%, 6/7/13 (1)	25,000	24,999
Straight-A Funding, 0.18%, 6/10/13 (1)	10,500	10,500
Straight-A Funding, 0.18%, 6/14/13 (1)	17,500	17,499
Thunder Bay Funding, 0.24%, 11/18/13 (1)	35,530	35,490
Thunder Bay Funding, 0.25%, 9/27/13 (1)	12,820	12,809
Thunder Bay Funding, 0.31%, 7/22/13 (1)	53,445	53,422
Total Asset Backed Commercial Paper (Cost $754,621)		754,621

CERTIFICATES OF DEPOSIT 8.9%

Australia & New Zealand Banking Group, VR 0.199%, 9/12/13 (2)	20,700	20,700
Bank of Montreal (Chicago), 0.10%, 6/7/13 (2)	25,000	25,000
Bank of Montreal (Chicago), VR, 0.218%, 9/16/13 (2)	52,000	52,000
Bank of Tokyo-Mitsubishi, 0.14%, 6/4/13 (2)	101,000	101,000
BB&T, 0.17%, 6/20/13 (3)	44,000	44,000
BB&T, 0.17%, 7/10/13 (3)	19,130	19,130
JPMorgan Chase, 0.20%, 7/30/13 (3)	27,560	27,560
National Bank of Canada, 0.35%, 12/12/13 (2)	26,000	26,000
Sumitomo Mitsui Banking, 0.10%, 6/4/13 (2)	101,000	101,000
Toronto-Dominion Bank, VR, 0.276%, 10/21/13 (2)	26,000	26,000
Toronto-Dominion Bank, VR, 0.28%, 9/13/13 (2)	25,400	25,400
Wells Fargo Bank, VR, 0.248%, 3/7/14 (3)	51,600	51,600
Total Certificates of Deposit (Cost $519,390)		519,390

FINANCIAL COMPANY COMMERCIAL PAPER 8.6%

Australia & New Zealand Banking Group, 0.23%, 8/27/13	50,210	50,182
Australia & New Zealand Banking Group, VR 0.324%, 11/18/13 (1)	2,540	2,541

Australia & New Zealand Banking Group, VR 0.356%, 7/23/13 (1)	1,260	1,260
Bank of Nova Scotia, 0.20%, 6/19/13	26,400	26,397
Commonwealth Bank of Australia, 0.24%, 8/20/13 (1)	49,210	49,184
Commonwealth Bank of Australia, VR, 0.234%, 3/3/14 (1)	25,270	25,269
CPPIB Capital, 0.10%, 6/10/13 (1)	12,555	12,555
CPPIB Capital, 0.19%, 10/24/13 (1)	25,190	25,171
CPPIB Capital, 0.20%, 7/16/13 (1)	3,800	3,799
DNB NOR Bank, 0.10%, 6/3/13	50,900	50,900
DNB NOR Bank, 0.10%, 6/7/13	8,842	8,842
DNB NOR Bank, 0.25%, 10/1/13	18,100	18,085
MassMutual Life Insurance, 0.12%, 6/21/13 (1)	11,000	10,999
National Australia Funding, 0.17%, 8/30/13 (1)	25,300	25,289
National Australia Funding, 0.18%, 7/1/13 (1)	16,000	15,998
Nordea Bank, 0.24%, 11/18/13 (1)	25,300	25,271
Nordea North America, 0.21%, 9/3/13	22,800	22,788
Standard Chartered, 0.23%, 10/15/13 (1)	20,300	20,282
Standard Chartered, 0.27%, 11/15/13 (1)	25,300	25,268
Svenska Handelsbanken, 0.195%, 8/8/13 (1)	8,100	8,097
Westpac Banking, VR, 0.20%, 1/3/14 (1)	27,280	27,280
Westpac Securities New Zealand, 0.215%, 10/16/13 (1)	34,000	33,972
Westpac Securities New Zealand, 0.26%, 8/19/13 (1)	17,360	17,350
Total Financial Company Commercial Paper (Cost $506,779)		506,779

GOVERNMENT AGENCY DEBT 6.5% (4)

Federal Farm Credit Bank, VR, 0.085%, 3/14/14	52,000	51,998
Federal Farm Credit Bank, VR, 0.12%, 8/2/13	141,900	141,899
Federal Farm Credit Bank, VR, 0.128%, 5/1/14	41,370	41,367
Federal Home Loan Bank, 0.40%, 7/9/13	6,900	6,901

Federal Home Loan Bank, VR, 0.12%, 8/1/13	77,400	77,398
Federal Home Loan Bank, VR, 0.13%, 7/26/13	62,300	62,299
Total Government Agency Debt (Cost $381,862)		381,862

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 0.9% (5)

RBS Securities, Tri-Party, Dated 5/31/13, 0.100%, Delivery Value of $51,000,425 on 6/3/13, Collateralized by U.S. Government securities, 2.50% - 4.00%, 5/1/23 - 10/1/42 valued at $52,023,487	51,000	51,000
Total Government Agency Repurchase Agreements (Cost $51,000)		51,000

OTHER COMMERCIAL PAPER 19.2%

Anne Arundel County, GO, TECP, 0.16%, 6/28/13	12,300	12,300
Baptist Memorial Health Care, 0.18%, 6/3/13	11,480	11,480
BASF, 0.145%, 6/3/13 (1)	55,280	55,280
BASF, 0.30%, 3/10/14 (1)	17,300	17,259
BHP Billiton Finance USA, 0.16%, 7/17/13 (1)	25,600	25,595
California State Univ. Institute, 0.19%, 6/4/13	6,735	6,735
Caterpillar Financial Services, 0.16%, 6/25/13	15,480	15,478
Catholic Health Initiatives, 0.16%, 6/28/13	5,100	5,099
Catholic Health Initiatives, 0.20%, 6/6/13	14,400	14,400
Catholic Health Initiatives, 0.20%, 6/10/13	26,830	26,829
Catholic Health Initiatives, 0.22%, 7/11/13	6,000	5,999
Chicago, GO, 0.24%, 7/10/13	5,150	5,149
Chicago, GO, 0.25%, 8/22/13	12,179	12,172
Delaware HFA, Christiana Care Health, TECP, 0.17%, 6/5/13	12,600	12,600
Emory Univ., 0.15%, 7/8/13	6,700	6,700
Georgia Private Colleges & Univ. Auth., Emory Univ., TECP 0.15%, 7/2/13	8,565	8,565
Harris County, GO, TECP, 0.16%, 7/9/13	19,610	19,610

Inova Health, 0.17%, 6/10/13	20,000	19,999
John Deere Capital, VR, 0.427%, 7/15/13	25,984	25,992
Los Angeles Harbor Dept., TECP, 0.18%, 6/6/13	5,400	5,400
Maryland HHEFA, Johns Hopkins Univ., TECP, 0.15%, 6/6/13	9,000	9,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 0.16%, 6/4/13	9,000	9,000
Massachusetts HEFA, Harvard Univ., TECP, 0.14%, 6/5/13	8,910	8,910
Metropolitan Transportation Auth. New York, BAN, TECP 0.16%, 6/5/13	27,630	27,630
Michigan State Univ. Board of Trustees, 0.14%, 6/11/13	12,500	12,500
Montgomery County, GO, TECP, 0.15%, 6/11/13	12,700	12,700
Montgomery County, GO, TECP, 0.18%, 6/3/13	19,800	19,800
Motiva Enterprises, 0.14%, 6/3/13	25,000	25,000
Nestle Capital, 0.35%, 7/1/13 (1)	19,750	19,744
Nestle Capital, 0.36%, 8/1/13 (1)	25,420	25,404
Nestle Capital, 0.36%, 8/16/13 (1)	12,800	12,790
Northwestern Univ., 0.17%, 7/12/13	16,580	16,577
Philip Morris International, 0.10%, 6/12/13 (1)	25,500	25,499
Providence Health & Services, 0.16%, 7/16/13	20,500	20,500
Providence Health & Services, 0.18%, 8/19/13	25,000	25,000
Reckitt Benckiser, 0.42%, 3/7/14 (1)	13,660	13,616
Reckitt Benckiser, 0.42%, 3/18/14 (1)	13,300	13,255
Reckitt Benckiser, 0.45%, 2/14/14 (1)	13,600	13,556
Reckitt Benckiser, 0.46%, 2/18/14 (1)	14,810	14,760
Reckitt Benckiser, 0.50%, 2/11/14 (1)	13,710	13,661
Reckitt Benckiser, 0.54%, 1/8/14 (1)	27,210	27,120
Reckitt Benckiser, 0.55%, 1/3/14 (1)	12,647	12,605
Roche Holdings, 0.17%, 6/3/13 (1)	16,520	16,520
Roche Holdings, 0.17%, 6/5/13 (1)	19,300	19,300
Rutgers Univ., 0.18%, 6/4/13	13,350	13,350

Rutgers Univ., 0.18%, 6/25/13	6,055	6,055
Sanofi, 0.15%, 6/17/13 (1)	22,100	22,098
Sanofi, 0.15%, 6/20/13 (1)	20,200	20,198
Sanofi, 0.16%, 6/26/13 (1)	21,860	21,858
Schlumberger Investment, 0.18%, 7/24/13 (1)	41,190	41,179
Sentara Healthcare, 0.23%, 8/5/13	14,600	14,600
Sentara Healthcare, 0.23%, 8/12/13	6,230	6,230
Sentara Healthcare, 0.25%, 6/7/13	15,000	15,000
Siemens Capital, 0.17%, 6/21/13	39,150	39,146
Syngenta Wilmington, 0.09%, 6/14/13 (1)	10,200	10,200
Syngenta Wilmington, 0.18%, 6/17/13 (1)	41,000	40,997
Tennessee, GO, 0.20%, 8/7/13	14,459	14,459
Texas PFA, GO, 0.18%, 6/4/13	31,000	31,000
Texas PFA, GO, TECP, 0.16%, 6/3/13	19,535	19,535
Unilever Capital, 0.17%, 8/6/13	13,470	13,466
Unilever Capital, 0.21%, 10/18/13	11,000	10,991
Univ. of California, 0.16%, 6/4/13	27,200	27,200
Univ. of California, 0.18%, 7/8/13	4,000	3,999
Univ. of California, 0.19%, 8/19/13	5,100	5,098
Univ. of California, 0.206%, 6/12/13	13,700	13,699
Univ. of Texas, TECP, 0.16%, 6/6/13	8,100	8,100
Total Other Commercial Paper (Cost $1,125,546)		1,125,546

OTHER INSTRUMENTS 3.4%

American Honda Finance, VR, 0.274%, 5/20/14 (6)	25,440	25,440
Export Development Canada, VR, 0.123%, 3/4/14 (6)	14,600	14,600
Export Development Canada, VR, 0.123%, 3/5/14 (6)	54,800	54,800
Holmes Master Issuer, Series 2013-1A, Class A1, VR 1.00%, 4/15/14 (6)	20,000	20,000

Macquarie Equipment Funding Trust, Series 2012-A, Class A1 0.29%, 10/21/13 (6)	4,342	4,342
MetLife Institutional Funding II, VR, 0.349%, 1/10/14 (6)	10,810	10,810
MetLife Institutional Funding II, VR, 0.38%, 9/12/13 (6)	56,400	56,400
New York Life Global Funding, 5.375%, 9/15/13 (6)	5,125	5,200
Wyeth, 5.50%, 2/1/14	6,695	6,921
Total Other Instruments (Cost $198,513)		198,513

OTHER MUNICIPAL DEBT 4.3%

Colorado, GO, TRAN, 2.50%, 6/27/13	62,910	63,014
Delaware, GO, 5.00%, 7/1/13	9,900	9,939
District of Columbia, GO, TRAN, 2.00%, 9/30/13	53,300	53,619
JPMorgan Chase, Advocate Health Care Network Illinois Fin. Auth., VRTR, 0.14%, 6/7/13 (6)	5,290	5,290
JPMorgan Chase, Baptist Health South Florida, VRTR 0.18%, 6/7/13 (6)	3,995	3,995
JPMorgan Chase, Duke Univ., VRTR, 0.08%, 6/3/13 (6)	3,550	3,550
JPMorgan Chase, Froedtert Health, Wisconsin, VRTR 0.14%, 6/7/13 (6)	5,900	5,900
JPMorgan Chase, Illinois Toll Highway Auth., VRTR 0.14%, 6/7/13 (6)	5,330	5,330
JPMorgan Chase, Los Angeles Harbor Dept., VRTR 0.14%, 6/7/13 (6)	5,470	5,470
JPMorgan Chase, New York City Transitional Fin. Auth., VRTR 0.14%, 6/7/13 (6)	4,000	4,000
JPMorgan Chase, New York State Personal Income Tax, VRTR 0.14%, 6/7/13 (6)	7,840	7,840
JPMorgan Chase, Northwestern Univ., Illinois Fin. Auth., VRTR 0.08%, 6/3/13 (6)	4,065	4,065
JPMorgan Chase, Univ. of California Regents, VRTR 0.14%, 6/7/13 (6)	3,880	3,880
JPMorgan Chase, Univ. of Chicago, VRTR, 0.14%, 6/7/13	8,875	8,875
JPMorgan Chase, Washington, GO, VRTR, 0.14%, 6/7/13 (6)	5,000	5,000

Louisiana Local Gov't. Environmental Fac. & Community Dev. Auth., Oakleigh Apartments, 6.375%, 6/1/13	5,200	5,304
Texas, GO, TRAN, 2.50%, 8/30/13	33,460	33,652
Tobacco Settlement Fin. Corp., New Jersey, 6.375%, 6/1/13	8,160	8,160
Utah, GO, 4.00%, 7/1/13	7,900	7,925
Wells Fargo Stage Trust, Mississippi, GO, 0.19%, 10/24/13 (6)	7,675	7,675
Total Other Municipal Debt (Cost $252,483)		252,483

OTHER NOTES 5.7%

Berkshire Hathaway, 1.50%, 1/10/14	2,940	2,961
Caterpillar Financial Services, 1.375%, 5/20/14	2,540	2,565
Caterpillar Financial Services, 6.125%, 2/17/14	4,000	4,164
Caterpillar Financial Services, 6.20%, 9/30/13	2,720	2,774
Caterpillar Financial Services, VR, 0.581%, 12/11/13	2,500	2,504
CME Group, 5.40%, 8/1/13	8,543	8,613
Coca-Cola, 0.75%, 11/15/13	1,430	1,433
eBay, 0.875%, 10/15/13	1,390	1,393
Enterprise Fleet Financing, Series 2013-1, Class A1 0.26%, 3/20/14 (6)	18,649	18,649
Export Development Canada, 0.525%, 6/24/13 (6)	25,000	25,004
Export Development Canada, 0.592%, 11/25/13 (6)	2,880	2,885
GE Capital, 1.875%, 9/16/13	19,000	19,078
GE Capital, 5.40%, 9/20/13	37,200	37,763
GE Capital, VR, 1.284%, 9/23/13	1,080	1,083
IBM, 1.00%, 8/5/13	29,275	29,312
John Deere Capital, 1.875%, 6/17/13	4,090	4,093
John Deere Capital, 4.90%, 9/9/13	1,266	1,282
John Deere Capital, VR, 0.682%, 10/4/13	19,365	19,396
Johnson & Johnson, 1.20%, 5/15/14	4,000	4,037
MetLife Global Funding I, 2.00%, 1/10/14 (6)	12,790	12,913

National Australia Bank, 5.35%, 6/12/13 (6)	5,160	5,168
New York Life Global Funding, 1.85%, 12/13/13 (6)	3,115	3,141
Smart Trust Australia, Series 2012-4US, Class A1 0.29%, 10/14/13	2,444	2,444
Toronto-Dominion Bank, VR, 0.456%, 7/26/13	26,800	26,811
Toyota Motor Credit, VR, 0.26%, 4/7/14	25,000	25,000
Toyota Motor Credit, VR, 0.331%, 9/9/13	25,800	25,800
Toyota Motor Credit, VR, 0.38%, 6/13/13	25,000	25,000
Wal-Mart Stores, 0.75%, 10/25/13	17,000	17,034
Total Other Notes (Cost $332,300)		332,300

TREASURY DEBT 9.0%

U.S. Treasury Notes, 0.25%, 10/31/13	96,200	96,254
U.S. Treasury Notes, 0.25%, 11/30/13	25,000	25,020
U.S. Treasury Notes, 0.75%, 9/15/13	40,000	40,071
U.S. Treasury Notes, 0.75%, 12/15/13	52,071	52,232
U.S. Treasury Notes, 1.00%, 1/15/14	51,331	51,593
U.S. Treasury Notes, 1.125%, 6/15/13	51,790	51,809
U.S. Treasury Notes, 1.25%, 2/15/14	30,000	30,228
U.S. Treasury Notes, 1.25%, 3/15/14	33,000	33,285
U.S. Treasury Notes, 1.25%, 4/15/14	27,000	27,253
U.S. Treasury Notes, 2.00%, 11/30/13	51,500	51,958
U.S. Treasury Notes, 4.75%, 5/15/14	65,610	68,490
Total Treasury Debt (Cost $528,193)		528,193

VARIABLE RATE DEMAND NOTES 20.8%

Alaska HFC, Single Family, VRDN, 0.09%, 6/3/13 (7)	33,905	33,905
Alaska HFC, Single Family, VRDN, 0.09%, 6/3/13 (7)	10,260	10,260
Austin Airport, VRDN, 0.12%, 6/7/13 (7)	6,700	6,700

Bay Area Toll Auth., VRDN, 0.09%, 6/7/13	17,685	17,685
California, GO, VRDN, 0.06%, 6/3/13	8,500	8,500
California Housing Fin. Agency, Multi-Family, VRDN 0.14%, 6/7/13	14,715	14,715
California Housing Fin. Agency, Single Family, VRDN 0.13%, 6/7/13 (7)	26,400	26,400
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.13%, 6/7/13	11,220	11,220
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.12%, 6/7/13	4,390	4,390
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.13%, 6/7/13	4,655	4,655
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.13%, 6/7/13	9,385	9,385
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.13%, 6/7/13	7,000	7,000
Colorado Housing Fin. Auth., Single Family, VRDN 0.12%, 6/7/13	9,500	9,500
Delaware HFA, Christiana Care Health, VRDN, 0.10%, 6/7/13	21,000	21,000
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.11%, 6/7/13	23,950	23,950
Gulf Coast Waste Disposal Auth., ExxonMobil, VRDN 0.07%, 6/3/13 (7)	9,100	9,100
Harris County Cultural Ed. Fac., Methodist Hosp., Houston VRDN, 0.05%, 6/3/13	28,400	28,400
Harris County Health Fac. Dev. Corp., Methodist Hosp., Houston VRDN, 0.05%, 6/3/13	17,500	17,500
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.13%, 6/7/13	47,495	47,495
Highlands County HFA, Adventist Health/Sunbelt, VRDN 0.10%, 6/7/13	3,600	3,600
Illinois Fin. Auth., Methodist Medical Center, VRDN 0.12%, 6/7/13	11,500	11,500
Illinois Fin. Auth., Northwestern Memorial Healthcare, VRDN 0.13%, 6/7/13	15,860	15,860
Illinois Toll Highway Auth., VRDN, 0.12%, 6/7/13	13,000	13,000

Indiana Fin. Auth., Ascension Health Alliance, VRDN 0.12%, 6/7/13	35,475	35,475
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.10%, 6/3/13	9,585	9,585
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.10%, 6/3/13	14,290	14,290
Johnson City Health & Ed. Fac. Board Mountain States Health Alliance, VRDN, 0.17%, 6/7/13	7,895	7,895
Johnson City Health & Ed. Fac. Board Mountain States Health Alliance, VRDN, 0.18%, 6/7/13	1,635	1,635
King County, Multimodal, GO, VRDN, 0.10%, 6/7/13	15,000	15,000
Lincoln County PCR, ExxonMobil, VRDN, 0.06%, 6/3/13 (7)	9,100	9,100
Los Angeles Dept. of Water & Power, VRDN, 0.08%, 6/7/13	11,000	11,000
Loudoun County IDA, Howard Hughes Medical Institute, VRDN 0.10%, 6/7/13	10,540	10,540
Lynchburg IDA, Centra Health, VRDN, 0.13%, 6/7/13	10,725	10,725
Maryland HHEFA, Health Pool 85 A&B, VRDN, 0.13%, 6/7/13	25,700	25,700
Maryland Stadium Auth., Football Stadium, VRDN 0.10%, 6/7/13	13,680	13,680
Massachusetts HEFA, Partners Healthcare, VRDN 0.10%, 6/7/13	7,300	7,300
Michigan Fin. Auth., GO, VRDN, 0.17%, 6/7/13	21,000	21,000
Minnesota Office of Higher Ed., VRDN, 0.12%, 6/7/13 (7)	10,200	10,200
Minnesota Office of Higher Ed.., VRDN, 0.15%, 6/7/13	5,503	5,503
Mississippi Hosp. Equipment Fac. Auth. North Mississippi Health, VRDN, 0.10%, 6/7/13	16,450	16,450
Missouri HEFA, SSM Health Care, VRDN, 0.06%, 6/3/13	1,530	1,530
Missouri HEFA, SSM Health Care, VRDN, 0.13%, 6/7/13	28,650	28,650
Missouri HEFA, SSM Health Care, VRDN, 0.14%, 6/7/13	5,000	5,000
Montgomery County Housing Opportunities Commission Multi-Family, VRDN, 0.11%, 6/7/13	7,000	7,000
Montgomery County Housing Opportunities Commission Oakfield Apartments, VRDN, 0.13%, 6/7/13 (7)	12,850	12,850
Nassau County Interim Fin. Auth., VRDN, 0.12%, 6/7/13	19,150	19,150

Nebraska Ed. Fin. Auth., Creighton Univ., VRDN, 0.07%, 6/3/13	5,500	5,500
Nebraska Investment Fin. Auth., Single Family, VRDN 0.13%, 6/7/13	55,645	55,645
New Hampshire HEFA, Higher Ed. Student Loan 2011, VRDN 0.16%, 6/7/13	9,390	9,390
New York City Housing Dev. Corp., 201 Pearl Street, VRDN 0.13%, 6/7/13	8,605	8,605
New York City IDA, New York Law School, VRDN, 0.11%, 6/7/13	11,330	11,330
New York City Transitional Fin. Auth., Future Tax, VRDN 0.07%, 6/3/13	11,000	11,000
New York State Housing Fin. Agency, 160 West 62nd Street VRDN, 0.13%, 6/7/13	7,500	7,500
New York State Housing Fin. Agency, 42nd & 10th Associates VRDN, 0.12%, 6/7/13 (7)	12,680	12,680
New York State Housing Fin. Agency, Gotham West Housing 44th Street Dev., VRDN, 0.10%, 6/7/13	33,400	33,400
New York State Housing Fin. Agency, Lexington Belvedere 150 East 44th Street, VRDN, 0.12%, 6/7/13 (7)	13,000	13,000
New York State Housing Fin. Agency, Multi-Family 101 West End, VRDN, 0.12%, 6/7/13 (7)	10,500	10,500
New York State Housing Fin. Agency, River Terrace Associates VRDN, 0.13%, 6/7/13	3,300	3,300
New York State Mortgage Agency, Single Family, VRDN 0.10%, 6/3/13 (7)	5,800	5,800
New York State Mortgage Agency, Single Family, VRDN 0.10%, 6/3/13 (7)	19,800	19,800
North Carolina Medical Care Commission, Moses Cone Health VRDN, 0.12%, 6/7/13	8,000	8,000
Orange County HFA, Nemours Foundation, VRDN 0.12%, 6/7/13	7,700	7,700
Oregon Housing & Community Services Dept., Single Family VRDN, 0.15%, 6/7/13 (7)	10,700	10,700
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.13%, 6/7/13 (7)	10,400	10,400

Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.13%, 6/7/13 (7)	7,530	7,530
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.13%, 6/7/13 (7)	5,320	5,320
Philadelphia IDA, VRDN, 0.11%, 6/7/13	30,610	30,610
Philadelphia HHEFA, Children's Hosp., VRDN, 0.06%, 6/3/13	8,670	8,670
Philadelphia HHEFA, Children's Hosp., VRDN, 0.06%, 6/3/13	700	700
Philadelphia School Dist., GO, VRDN, 0.12%, 6/7/13	19,200	19,200
Providence Health & Services, VRDN, 0.20%, 6/7/13	47,880	47,880
Rochester Health Care Fac., Mayo Clinic, VRDN, 0.13%, 6/7/13	6,000	6,000
Rockport PCR, American Electric Power, VRDN, 0.11%, 6/7/13	19,500	19,500
Saint Joseph County, Univ. of Notre Dame, VRDN 0.09%, 6/7/13	3,665	3,665
Southern Ute Indian Tribe, VRDN, 0.27%, 6/7/13	32,240	32,240
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.10%, 6/7/13	3,085	3,085
Texas, Veterans Housing, VRDN, 0.12%, 6/7/13	8,190	8,190
Texas, Veterans Housing, VRDN, 0.12%, 6/7/13	9,535	9,535
Texas, Veterans Housing, VRDN, 0.13%, 6/7/13 (7)	9,835	9,835
Texas, Veterans Housing, VRDN, 0.15%, 6/7/13	6,080	6,080
Texas, Veterans Housing, VRDN, 0.15%, 6/7/13	10,070	10,070
Texas, Veterans Housing, VRDN, 0.16%, 6/7/13	12,410	12,410
Texas, Veterans Housing, VRDN, 0.16%, 6/7/13	11,185	11,185
Univ. of California Regents, VRDN, 0.15%, 6/7/13	6,000	6,000
Univ. of California Regents, VRDN, 0.16%, 6/7/13	6,500	6,500
Univ. of North Carolina Board of Governors, UNC Hosp. at Chapel Hill, VRDN, 0.13%, 6/7/13	14,815	14,815
Utah Board of Regents, Student Loans, VRDN, 0.14%, 6/7/13 (7)	4,579	4,579
Wisconsin HEFA, Froedtert Health, VRDN, 0.12%, 6/7/13	16,370	16,370
Wisconsin Housing & Economic Dev. Auth., Multi-Family, VRDN 0.17%, 6/7/13	15,085	15,085

Wisconsin Housing & Economic Dev. Auth., Single Family VRDN, 0.25%, 6/7/13	3,975	3,975
Total Variable Rate Demand Notes (Cost $1,218,257)		1,218,257
Total Investments in Securities		
100.2% of Net Assets (Cost $5,868,944)		**$ 5,868,944**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,566,700 and represents 26.7% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(5) Collateralized by U.S. government securities valued at $52,023 at May 31, 2013 - See Note 3.

(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $321,347 and represents 5.5% of net assets.

(7) Interest subject to alternative minimum tax

BAN Bond Anticipation Note

GO General Obligation

HEFA Health & Educational Facility Authority

HFA Health Facility Authority

HFC Housing Finance Corp.

HHEFA Health & Higher Educational Facility Authority

IDA Industrial Development Authority/Agency

PCR Pollution Control Revenue

PFA Public Finance Authority/Agency

TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.

TRAN Tax Revenue Anticipation Note

VR Variable Rate; rate shown is effective rate at period-end.

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par) on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be recovered through demand.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Guidance In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value per share (NAV) is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On May 31, 2013, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. For the year ended May 31, 2013, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended May 31, 2013 and May 31, 2012, totaled $685,000 and $572,000, respectively, and were characterized as ordinary income for tax purposes. At May 31, 2013, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2013, the effective annual group fee rate was 0.30%.

Price Associates may voluntarily waive all or a portion of its management fee to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2013, management fees waived totaled $17,646,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended May 31, 2013, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $5,325,000 for T. Rowe Price Services, Inc.; and $2,065,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2013, the fund earned $2,000 in interest income related to loans made to other funds on 12 days in the average amount of $5,550,000 and at an average annual rate of 1.17%. At May 31, 2013, there were no loans outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
T. Rowe Price Prime Reserve Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Fund, Inc. (the “Fund”) at May 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 16, 2013

Tax Information (Unaudited) for the Tax Year Ended 5/31/13

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

  $62,000 from short-term capital gains,

  $17,000 from long-term capital gains, subject to the 15% rate gains category.
Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The Board also noted that an arrangement is in place whereby the Advisor may voluntarily waive all or a portion of the management fee it is entitled to receive from the fund or pay all or a portion of the fund’s operating expenses in order to maintain a zero or positive net yield for the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including reductions resulting from voluntary management fee waivers) was above the median for certain groups of comparable funds and below the median for other groups of comparable funds. The information also indicated that the fund’s total expense ratio (after including reductions resulting from voluntary management fee waivers and expenses paid by the Advisor) was above the median for certain groups of comparable funds and below the median for other groups of comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
[143]	(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Member of the Advisory Board, Deutsche
1979	Bank North America (2004 to present); Director, Under Armour
[143]	(2008 to present); Director, Vornado Real Estate Investment Trust
(2004 to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2001
[143]

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004
[143]	to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005
[143]

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
1992	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[143]	General Growth Properties, Inc. (2010 to present); Director, Capital
Trust, Inc., a real estate investment company (2012 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)
[143]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[143]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings
Bank, and T. Rowe Price Services, Inc.; Chairman of the Board, Chief
Executive Officer, and Director, T. Rowe Price International; Chairman
of the Board, Chief Executive Officer, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Michael C. Gitlin	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price,
(1970)	T. Rowe Price Group, Inc., and T. Rowe Price International
2010
[50]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Prime Reserve Fund	Principal Occupation(s)

Austin Applegate (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly Senior Municipal Credit
Research Analyst, Barclays (to 2011)

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

Jared S. Franz (1977)	Vice President, T. Rowe Price
Vice President

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Alexander S. Obaza (1981)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore;
Secretary, T. Rowe Price Savings Bank

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Chen Shao (1980)	Assistant Vice President, T. Rowe Price
Assistant Vice President

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Edward A. Wiese, CFA (1959)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.; Chief Investment
Officer, Director, and Vice President, T. Rowe
Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,794,000 and $1,375,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 16, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 16, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 16, 2013